Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of accounts payable – related parties
	Relationship	Nature	December 31, 2020	December 31, 2019

Zhongcang Warehouse Co., Ltd.	An investment of the VIE of the Company	Storage fees	$353,665	$207,364
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd., a related party of the Company	Marketing expenses	875,716	402
Total			$1,229,381	$207,766

Schedule of other payables – related parties
	Relationship	Nature	December 31, 2020	December 31, 2019

Aimin Kong	Oriental Culture’s 11.98% beneficial shareholder	Advances for operational purposes	$-	$51,896
HKFAEx Group Limited (“HKFAEx”)	a 18.57% shareholder of the Company	Advances for operational purposes	4,514	4,493
Mun Wah Wan	Chairman of the board of directors of Oriental Culture and indirectly holding 18,57% shares of the Company through HKFAEx.	Advances for operational purposes	2,798	4,929
Total			$7,312	$61,318

Schedule of net revenues – related parties
	Relationship	Nature	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019

Nanjing Culture and Artwork Property Exchange Co., Ltd. ("Nanjing Culture”)	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 11.98% of our shares	Technological service fee revenue	$41,571	$20,425
Jinling Cultural Property Rights Exchange Co., Ltd.	Owned by our 11.98% beneficial shareholder, Huajun Gao	Technological service fee revenue	21,042	20,425
Hunan Huaqiang Artwork Trading Center Co., Ltd.	49% owned by Jinling Cultural Property Exchange Co., Ltd. which is owned by Oriental Culture’s 11.98% beneficial shareholder, Huajun Gao	Technological service fee revenue	20,390	20,425
Nanjing Jinwang Art Purchase E-commerce Co., Ltd.	Owned by Huajun Gao and Aimin Kong, each is a 11.98% shareholder of the Company	Technological service fee revenue	-	49,020
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd.	Technological service fee revenue	130,169	68,009
Nanjing Pusideng Information Technology Co., Ltd. (“Nanjing Pusideng”)	Mr. Yi Shao, chief executive officer and a member of the board of directors of the Company, was the 100% shareholder of Nanjing Pusideng as of June 14, 2019 and was the legal representative of Nanjing Pusideng as of November 20, 2019	Marketing service revenue	-	68,082
Total			$213,172	$246,386

Schedule of cost of revenues – related party
	Relationship	Nature	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019

Zhongcang Warehouse Co., Ltd.	The Company’s VIE owns equity in Zhongcang	Storage fees	$1,734,761	$607,679

Schedule of selling and marketing expenses – related party
	Relationship	Nature	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019

Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd.	Online advertising expenses	$1,762,652	$124,857